Inventories - Additional Information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes Of Inventories [line Items]
Write-off of inventories	$ 65,509,469	$ 48,062,913	$ 37,038,542